Basis of preparation	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and authorized for issue by the Company’s Board of Directors on February 27, 2025.
Basis of measurement

These consolidated financial statements have been prepared on a going-concern basis under the historical cost method except for certain financial instruments measured at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services received.

Functional and presentation currency

These consolidated financial statements are presented in thousands of United States dollars, except as otherwise noted. Docebo’s functional currency is Canadian dollars (“C$”). The presentation currency is different than the functional currency of the Company for industry and market comparability purposes.

Basis of consolidation

These consolidated financial statements comprise the financial statements of the Company and its material subsidiaries, noted below.

Entity name	Country	Ownership percentage December 31, 2024	Ownership percentage December 31, 2023
		%	%
Docebo S.P.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	United Arab Emirates	100	100
Docebo UK Limited	England and Wales	100	100
Docebo France Société par Actions Simplifiée ("Docebo France")	France	100	100
Docebo DACH GmbH ("Docebo Germany")	Germany	100	100
Docebo Australia Pty Ltd. ("Docebo Australia")	Australia	100	100

Subsidiaries are entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of all subsidiaries are included in the consolidated financial statements, using consistent accounting policies, from the date on which control commences until the date on which control ceases.
All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions and dividends are eliminated on consolidation.
Use of estimates and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and judgments about the future that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis and the effects of revisions are recorded in the consolidated financial statements in the period in which the estimates are revised and in any future periods affected.
Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities are as follows:
Business combinations
Business combinations are accounted for in accordance with the acquisition method. The consideration transferred and the acquiree’s identifiable assets, and liabilities are measured at their fair value. The Company determines fair value by using appropriate valuation techniques which are generally based on a forecast of the total expected future net discounted cash flows. These evaluations are linked closely to the assumptions made by management regarding the future performance of the related assets. The allocation of the purchase price to assets acquired and liabilities assumed, in particular intangible assets, are based upon a preliminary valuation for all items and finalized within the 12-month measurement period following the acquisition date.

•Income taxes

The Company computes an income tax provision in each of the tax jurisdictions in which it operates. Actual amounts of income tax expense only become final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of the consolidated financial statements. Additionally, estimation of income taxes includes evaluating the recoverability of deferred tax assets against future taxable income based on an assessment of the ability to use the underlying future tax deductions before they expire. To the extent that estimates of future taxable income differ from the tax return, earnings would be affected in a subsequent period.

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.
Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements are as follows:

•Revenue recognition
The Company derives its revenues from two main sources: software as-a-service application (“SaaS”); and professional and premium support services revenue, which includes services such as initial implementation, project management, training and integration.

The Company enters into significant revenue contracts with certain large enterprise customers that contain non-standard terms and conditions, pricing and promised services. Significant management judgment can be required to assess the impact of these items on the amount and timing of revenue recognition for these contracts including the determination of performance obligations, calculation of transaction price, allocation of transaction price across performance obligations, and timing of revenue recognition.

•Contract costs

Contract costs include customer acquisition costs, which consist of commissions paid to sales personnel. These costs are deferred as a contract cost asset as they are considered to be incremental costs incurred to obtain a customer contract and amortized on a straight-line basis over a period consistent with the pattern of transfer of the products and services to which the asset relate, including specifically identifiable expected renewals. The Company has determined the period of benefit to be five years. The Company uses judgement to determine the period of benefit by taking into consideration its customer contracts and customer life, life of its revenue generating platform technology and other factors.

•Trade and other receivables

The recognition of trade and other receivables and provisions for expected credit losses requires the Company to assess credit risk and collectability. The Company considers historical trends and any available information indicating a customer could be experiencing liquidity or going concern problems and the status of any contractual or legal disputes with customers in performing this assessment.

•Segment information
The Company uses judgement in determining its operating segments by taking into consideration the Chief Operating Decision Maker’s (“CODM”) assessment of overall performance and decisions such as resource allocations and delegation of authority. The Company has determined that it operates as a single operating and reporting segment.